RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

20.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai CREATER Industrial Co., Ltd. (“CREATER”)	Staged office space company	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
China Hospitality JV, Ltd. (“China Hospitality JV”)	Property management company	Equity method investee of the Group
Smart Lodging Group (Cayman) Limited(“Smart Lodging”)	Hotel chain	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. (“Huali Jinshi”)	Building decoration company	Equity method investee of the Group
Shenzhen Hitone Investment Fund Partnership (LLP) ( “Hitone”)	Fund	Equity method investee of the Group

CREATER ceased to be related parties of the Group from August 2019.

Accor ceased to be related parties of the Group from December 2021.

(a) Related party balances

Amounts due from related parties were mainly comprised of shareholder loans to Sheen Star, Cjia Group, Zhuchuang and Lianquan, which are short-term in nature and mainly payable on demand, service fee and room charges withheld by Trip.com. As the Group adopted ASU 2016-13 on January 1, 2020 utilizing the modified retrospective approach, the Group recorded credit losses of RMB18 and RMB17 for the years ended December 31, 2020 and 2021.

	As of December 31,
	2020	2021
Sheen Star	52	33
Zhuchuang	27	27
Trip.com	22	17
Cjia Group	22	29
Accor	1	—
Lianquan	58	49
Others	14	12
Allowance for expected credit losses	(18)	(17)
Total	178	150

Amounts due to related parties were mainly comprised of payables for brand use fee, reservation fee and other service fee to Trip.com and Accor, acquisition consideration, consultation fee to and cash received on behalf of Cjia Group and payables for construction service fee to Huali Jinshi, which are short-term in nature and payable on demand.

	As of December 31,
	2020	2021
Trip.com	48	44
Accor	8	—
Cjia Group	42	101
Huali Jinshi	29	47
Others	5	5
Total	132	197

(b) Related party transactions

During the years ended December 31, 2019, 2020 and 2021, significant related party transactions were as follows:

	Years Ended December 31,
	2019	2020	2021
Commission expenses to Trip.com	72	78	99
Lease expenses to Trip.com	18	18	19
Lease expenses to Cjia Group	—	—	12
Service fee to Huali Jinshi	99	41	42
Service fee to Cjia Group	6	17	—
Brand use fee, reservation fee and other related service fee to Accor	28	17	22
Goods sold and service provided to Cjia Group	21	18	11
Early termination compensation of sublease to Cjia Group	—	8	—
Loan payment to Smart Lodging	30	—	—
Loan payment to Lianquan	32	—	—
Loan payment to Hitone	—	—	5
Service fee from Trip.com	41	66	62
Service fee from Accor	9	3	3
Service fee from China Hospitality JV	6	1	2
Service fee from Sheen Star	4	4	5
Sublease income from Lianquan	7	12	10
Sublease income from Cjia Group	14	9	6
Early termination compensation of franchise agreement from China Hospitality JV	—	26	—
Purchase of property and equipment from Cjia Group	—	11	—
Interest income from Sheen Star	8	1	0
Interest income from CREATER	6	—	—
Business acquisition of CitiGO from Cjia Group	—	—	783
Business acquisition of one individual company from Cjia Group	—	—	51